Long-Term Debt - Minimum Principal Repayments (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Jun. 30, 2021
Disclosure of detailed information about financial instruments [line items]
Borrowings	$ 265,862	$ 0
Term Loan Facility | Gross carrying amount
Disclosure of detailed information about financial instruments [line items]
Borrowings	272,250	$ 0
Term Loan Facility | Gross carrying amount | 2023
Disclosure of detailed information about financial instruments [line items]
Borrowings	2,750
Term Loan Facility | Gross carrying amount | 2024
Disclosure of detailed information about financial instruments [line items]
Borrowings	2,750
Term Loan Facility | Gross carrying amount | 2025
Disclosure of detailed information about financial instruments [line items]
Borrowings	2,750
Term Loan Facility | Gross carrying amount | 2026
Disclosure of detailed information about financial instruments [line items]
Borrowings	2,750
Term Loan Facility | Gross carrying amount | 2027
Disclosure of detailed information about financial instruments [line items]
Borrowings	2,750
Term Loan Facility | Gross carrying amount | Thereafter
Disclosure of detailed information about financial instruments [line items]
Borrowings	$ 258,500